Notes to the interim condensed consolidated statement of income (loss) - Income tax (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2026
Income tax
Current taxes	€ 0
Deferred tax expense (income) recognised in profit or loss	€ 0
Forecast
Income tax
Average effective tax rate		0.00%